RBC FUNDS TRUST

RBC BlueBay Access Capital Community Investment Fund

RBC BlueBay Core Plus Bond Fund

RBC BlueBay Emerging Market Debt Fund

RBC BlueBay High Yield Bond Fund

RBC BlueBay Strategic Income Fund

RBC China Equity Fund

RBC Emerging Markets ex-China Equity Fund

RBC Emerging Markets Equity Fund

RBC Emerging Markets Value Equity Fund

RBC Global Opportunities Fund

RBC BlueBay Impact Bond Fund

RBC International Equity Fund

RBC International Small Cap Equity Fund

RBC BlueBay Ultra-Short Fixed Income Fund

RBC SMID Cap Growth Fund

RBC BlueBay U.S. Government Money Market Fund

RBC BlueBay Credit Opportunities Fund

RBC BLUEBAY ENHANCED INCOME FUND

Supplement dated June 25, 2026 to the Statements of Additional Information (“SAIs”) dated July 28, 2025, January 28, 2026, March 30, 2026, and May 28, 2026, as may be supplemented from time to time

This Supplement provides additional information beyond that contained in the SAIs and should be read in conjunction with the SAIs.

The Board of Trustees of RBC Funds Trust and RBC BlueBay Enhanced Income Fund regrets to inform shareholders of the RBC Funds that James A. Seward, Independent Chairman of the Board of Trustees, has passed away.

At a meeting of the Board of Trustees held on June 17-18, 2026, the Board appointed Margaret (“Peggy”) McCaffrey as Chairperson of the Board. The Board also appointed Michael Kardok to succeed Ms. McCaffrey as Chair of the Audit Committee, and Mr. Kardok will no longer serve on the Compliance Committee.

Additionally, Ron Homer retired from his position as officer for RBC BlueBay Access Capital Community Investment Fund.

Accordingly, the SAIs are hereby amended to reflect the above changes.

In the section entitled “Management—Board Structure and Leadership” of the SAIs, the third sentence of the first paragraph is hereby deleted in its entirety and replaced with the following:

The Board is composed of eight trustees, and seven of the eight trustees are not “interested persons” of the Trust as that term is defined by the 1940 Act (the “Independent Trustees”).

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE